As filed with the Securities and Exchange Commission on March 15, 2012

Registration Nos. 33-22884

811-05577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 58	☒

THE GLENMEDE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on February 28, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of Common Stock

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 56 to the Registration Statement of The Glenmede Fund, Inc. (the “Registrant”) hereby incorporates Parts A, B and C from the Registrant’s PEA No. 55 on Form N-1A filed on February 24, 2012. This PEA No. 56 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary provided in PEA No. 55 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 56 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 56 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 15th day of March, 2012.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Chief Executive Officer and Chief Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 56 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of March, 2012.

Signature	Title	Date

* G. Thompson Pew, Jr.	Chairman	March 15, 2012

/s/ Mary Ann B. Wirts Mary Ann B. Wirts	President (Chief Executive Officer) and Treasurer (Chief Financial Officer)	March 15, 2012

* H. Franklin Allen, Ph.D.	Director	March 15, 2012

* Susan W. Catherwood	Director	March 15, 2012

* William L. Cobb, Jr.	Director	March 15, 2012

* Gail E. Keppler	Director	March 15, 2012

* Francis J. Palamara	Director	March 15, 2012

* Harry Wong	Director	March 15, 2012

*By	/s/ Michael P. Malloy
Michael P. Malloy, Attorney-in-fact